Fees Summary	Nov. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 14,133,000
Previously Paid Amount	0.00
Total Fee Amount	1,951.77
Total Offset Amount	0.00
Net Fee	1,951.77
Narrative - Max Aggregate Offering Price	$ 14,133,000
Final Prospectus	true